Financial Instruments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 32,000
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 31,941